Stockholders' Equity - Additional Information (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Oct. 23, 2013
Equity [Abstract]
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Number of vote per share	$ 1